Risk Management and Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2024
Risk Management and Financial Instruments [Abstract]
Schedule of Financial Instruments
The following table details the fair value of non-derivative financial instruments, excluding those where carrying amounts approximate fair value, and would be classified in Level II of the fair value hierarchy:

As at December 31,	2024		2023
U.S.$ millions	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Long-term debt due to affiliates	—	—	(5,967)	(6,163)
Senior long-term debt due to third party	(4,629)	(4,598)	—	—
Junior long-term debt due to third party	(1,087)	(1,135)	—	—
Available-for-sale Assets Summary
The following tables summarizes additional information about the Company's LMCI restricted investments that were classified as available‑for‑sale assets:

	As at December 31,
U.S.$ millions	2024	2023
Fair value of fixed income securities [1,2]
Maturing within 1 year	—	1
Maturing within 1-5 years	—	—
Maturing within 5-10 years	—	—
Maturing after 10 years	80	78
	80	79
1.Available-for-sale assets are recorded at fair value and included in other long-term assets on the Company's consolidated balance sheets.
2.Classified in Level II of the fair value hierarchy.
The balance sheet classification of the fair value of held-for-trading, commodity derivative instruments was as follows:

	As at December 31,
U.S.$ millions	2024	2023
Other current assets (Note 7)	188	527
Total derivative assets	188	527
Accounts payable and other (Note 13)	(219)	(552)
Total derivative liabilities	(219)	(552)
Total derivatives [1,2]	(31)	(25)
1.Fair value equals carrying value.
2.Includes purchases and sales of crude oil.

Unrealized Gain (Loss) on Investments

	Year Ended December 31,
U.S.$ millions	2024	2023
Net unrealized (losses) gains [1]	(1)	8
Net realized losses [1,2]	(2)	(5)
1.Unrealized and realized gains (losses) arising from changes in the fair value of LMCI restricted investments impact the subsequent amounts to be collected through tolls to cover future pipeline abandonment costs. As a result, the Company records these gains and losses within other long-term assets and liabilities.
2.Realized losses on the sale of LMCI restricted investments are determined using the average cost basis.

Realized Gain (Loss) on Investments

	Year Ended December 31,
U.S.$ millions	2024	2023
Net unrealized (losses) gains [1]	(1)	8
Net realized losses [1,2]	(2)	(5)
1.Unrealized and realized gains (losses) arising from changes in the fair value of LMCI restricted investments impact the subsequent amounts to be collected through tolls to cover future pipeline abandonment costs. As a result, the Company records these gains and losses within other long-term assets and liabilities.
2.Realized losses on the sale of LMCI restricted investments are determined using the average cost basis.

Summary of Derivative Instruments
The maturity and notional amount or quantity outstanding related to the Company's liquids commodity derivative instruments was as follows:

	As at December 31,
	2024	2023
Net purchases volumes (millions of barrels)	(14)	(7)
Maturity dates (year)	2025	2024

Derivative Instruments - Balance Sheet and Income Statement Information

	Year Ended December 31,
U.S.$ millions	2024	2023
Derivative instruments held-for-trading [1]
Unrealized losses	(6)	(26)
Realized gains	459	458
Gains on derivatives	453	432
1.Realized and unrealized gains (losses) on derivative instruments held-for-trading used to purchase and sell crude oil are included on a net basis in revenues on the consolidated statements of income.

Schedule of Offsetting Assets
The following tables show the impact on the presentation of the fair value of derivative instrument assets and liabilities had the Company elected to present these contracts on a net basis:

As at December 31, 2024	Gross Derivative Instruments	Amounts Available for Offset [1]	Net Amounts
U.S.$ millions
Derivative instrument assets	188	(187)	1
Derivative instrument liabilities	(219)	187	(32)
1.Amounts available for offset do not include cash collateral pledged or received.

As at December 31, 2023	Gross Derivative Instruments	Amounts Available for Offset [1]	Net Amounts
U.S.$ millions
Derivative instrument assets	527	(516)	11
Derivative instrument liabilities	(552)	516	(36)
1.Amounts available for offset do not include cash collateral pledged or received.

Schedule of Offsetting Liabilities
The following tables show the impact on the presentation of the fair value of derivative instrument assets and liabilities had the Company elected to present these contracts on a net basis:

As at December 31, 2024	Gross Derivative Instruments	Amounts Available for Offset [1]	Net Amounts
U.S.$ millions
Derivative instrument assets	188	(187)	1
Derivative instrument liabilities	(219)	187	(32)
1.Amounts available for offset do not include cash collateral pledged or received.

As at December 31, 2023	Gross Derivative Instruments	Amounts Available for Offset [1]	Net Amounts
U.S.$ millions
Derivative instrument assets	527	(516)	11
Derivative instrument liabilities	(552)	516	(36)
1.Amounts available for offset do not include cash collateral pledged or received.

Schedule of Fair Value of Assets and Liabilities Measured on a Recurring Basis
The fair value of the Company's derivative assets and liabilities measured on a recurring basis, including both current and non‑current portions, were categorized as follows:

	Quoted Prices in Active Markets (Level I)	Significant Other Observable Inputs (Level II) [1]	Significant Unobservable Inputs (Level III) [1]	Total
U.S.$ millions
Derivative instrument assets	184	4	—	188
Derivative instrument liabilities	(203)	(16)	—	(219)
As at December 31, 2024	(19)	(12)	—	(31)

Derivative instrument assets	506	21	—	527
Derivative instrument liabilities	(527)	(25)	—	(552)
As at December 31, 2023	(21)	(4)	—	(25)
1.There were no transfers from Level II to Level III for the years ended December 31, 2024 and 2023.